Share-Based Compensation Share-Based Compensation (Other Stock-Based Compensation Data) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 28, 2024	Dec. 30, 2023	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	3 years
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	2,034	2,162	2,422
Weighted-average grant-date fair value per unit of options granted	$ 27.29	$ 29.81	$ 19.72
Total intrinsic value of options exercised (a)	$ 99,388	$ 100,209	$ 134,580
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value	14,759	11,830	$ 9,661
LiabilityAwards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
LiabilityAwardsNonvestedNumber	53,970	$ 51,851
LiabilityAwardsNonvestedBalanceSheetFairValue	$ 36,199
LiabilityAwardsNonvestedRemainingContractualTerm	1 year 2 months 26 days
LiabilityAwardsGranted	$ 19,499
Liability Awards Vested	(15,241)
LiabilityAwardsForfeituresExpirations	(2,139)
LiabilityAwardsExpectedtoVest,Outstanding,Number	49,546
LiabilityAwardsExpectedtoVest,BalanceSheetFairValue	$ 32,681
LiabilityAwardsExpectedtoVest,RemainingContractualTerm	1 year 2 months 26 days
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
LiabilityAwardsPerformanceAssumptionAdjustmentAwardsOutstanding	$ 54,000
Performance Shares [Member] | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
LiabilityAwardsPerformanceAssumptionAdjustmentAwardsOutstanding	0
Performance Shares [Member] | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
LiabilityAwardsPerformanceAssumptionAdjustmentAwardsOutstanding	$ 108,000
Restricted Stock Units (RSUs)
Equity Instruments Other Than Options
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	2,348	2,151	2,263
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 164.25	$ 171.11	$ 163.02
Total intrinsic value of converted units	$ 372,612	$ 396,123	$ 329,705
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value	$ 280,673	$ 286,605	$ 196,649